Long-term debt - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-term Debt1 [Abstract]
Expense relating to short-term leases	$ 9,000	$ 3,000
Variable lease payments	55,000	58,000
Depreciation of right-of-use assets	7,000	6,000
Payments of lease liabilities	7,000	$ 6,000
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	34,621
2025
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	6,548
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	16,257
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	$ 11,816